Trade and other payables	12 Months Ended
Jun. 30, 2023
Trade and other payables
Trade and other payables
24	Trade and other payables

	2023	2022
	£’000	£’000
Trade payables	302,708	192,863
Other payables	12,039	18,982
Accrued expenses	62,271	89,016
Social security and other taxes	20,595	22,073
	397,613	322,934
Less: non-current portion
Trade payables	160,649	101,301
Other payables	492	1,046
Non-current trade and other payables	161,141	102,347
Current trade and other payables	236,472	220,587

(i)	Accounting policy

Trade and other payables are liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not they are presented as non-current liabilities.

(ii)	Amounts included in trade payables

Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £276,626,000 (2022: £181,545,000) of which £160,649,000 (2022: £101,301,000) is due after more than one year. Of the amount due after more than one year, £80,256,000 (2022: £54,732,000) is expected to be paid between 1 and 2 years, and the balance of £80,393,000 (2022: £46,569,000) is expected to be paid between 2 and 5 years.

(iii)	Amounts included in accrued expenses

Accrued expenses include £1,632,000 (2022: £828,000) related to share-based payment transactions expected to be cash-settled.

(iv)	Fair value of trade payables

Gross contractual trade payables pre discounting as at 30 June 2023 were £317,809,000 (2022: £196,396,000). The fair value of other payables is not materially different to their carrying amount.